Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 22,547	$ 4,673	$ 28,262	$ 8,295	$ (443)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, net of tax		(618)	(617)	(403)	$ (443)
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency swaps, net of tax	$ 22,547	$ 5,291	$ 28,879	$ 8,698